VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2020 are summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2019	3,013,506	(433,601)	2,579,905
Depreciation	—	(59,443)
Additions to vessels and equipment	663,500	—
Transfers from Newbuildings	162,221	—
Balance at June 30, 2020	3,839,227	(493,044)	3,346,183
In the six months ended June 30, 2020, the Company completed the acquisition of 10 Suezmax tankers from Trafigura. See Note 19 for full details of the accounting for this transaction. In the six months ended June 30, 2020, the Company took delivery of one Suezmax, Front Cruiser, and one VLCC, Front Dynamic. The Company also completed the installation of EGCS on one vessel during the period.